Leases - Summary of breakdown of Lease Expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Leases [Line Items]
Impairment charges	£ (19.3)	£ (117.0)
Short-term lease expense	(18.0)	(36.7)	£ (83.8)
Low-value lease expense	(2.3)	(2.3)	£ (2.9)
Continuing operations lease
Disclosure Of Leases [Line Items]
Impairment charges	(12.5)	(125.1)
Short-term lease expense	(18.0)	(36.7)
Low-value lease expense	(2.3)	(2.3)
Variable lease expense	(56.2)	(65.4)
Sublease income	17.3	25.3
Charge to operating profit	(344.6)	(536.1)
Interest expense related to lease liabilities	(90.9)	(101.0)
Charge to profit before taxation for leases	(435.5)	(637.1)
Land and buildings
Disclosure Of Leases [Line Items]
Impairment charges	(18.9)	(117.0)
Land and buildings | Continuing operations lease
Disclosure Of Leases [Line Items]
Depreciation of right-of-use assets:	(254.7)	(312.1)
Plant and machinery
Disclosure Of Leases [Line Items]
Impairment charges	(0.4)	0.0
Plant and machinery | Continuing operations lease
Disclosure Of Leases [Line Items]
Depreciation of right-of-use assets:	£ (18.2)	£ (19.8)